Consolidation Statements of Changes in (Deficits) Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥)	Treasury stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained Earnings (Accumulated Deficit) CNY (¥)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non controlling interests CNY (¥)	Non controlling interests USD ($)	Class A shares	Class B shares	CNY (¥) shares	USD ($) shares
Balance (in Dollars)					¥ 77,747		¥ 242,093,942				¥ 23,599,304		¥ 81,822,029		¥ 2,520,630		¥ 16,237,810				¥ 366,351,462
Balance (in Shares) | shares					121,110,000	121,110,000
Balance at Dec. 31, 2022					¥ 77,747		242,093,942				23,599,304		81,822,029		2,520,630		16,237,810				366,351,462
Balance (in Shares) at Dec. 31, 2022 | shares					121,110,000	121,110,000
Net (loss) income													(373,500,737)				(9,312,526)				(382,813,263)
Appropriation of statutory reserves											126,432		(126,432)
Disposal of a subsidiary											(168,026)						(637,916)				(805,942)
Conversion of mezzanine equity							(4,522,022)														(4,522,022)
Deemed capital contribution from a shareholder for waive of interest expenses							995,986														995,986
Foreign currency translation adjustments															3,575,835						3,575,835
Balance at Dec. 31, 2023					¥ 77,747		238,567,906				23,557,710		(291,805,140)		6,096,465		6,287,368				(17,217,944)
Balance (in Shares) at Dec. 31, 2023 | shares					121,110,000	121,110,000
Balance (in Dollars)					¥ 77,747		238,567,906				23,557,710		(291,805,140)		6,096,465		6,287,368				(17,217,944)
Balance (in Shares) | shares					121,110,000	121,110,000
Net (loss) income													(33,513,515)				102,543				(33,410,972)
Waive of liabilities due by related parties							40,180,548		(7,664)												40,172,884
Share-based compensation					¥ 35,037		40,230,717														40,265,754
Share-based compensation (in Shares) | shares					48,000,000	48,000,000
Foreign currency translation adjustments															164,691						164,691
Balance at Dec. 31, 2024					¥ 112,784		318,979,171		(7,664)		23,557,710		(325,318,655)		6,261,156		6,389,911				¥ 29,974,413
Balance (in Shares) at Dec. 31, 2024 | shares					169,110,000	169,110,000															169,110,000	169,110,000
Balance (in Dollars)					¥ 112,784		318,979,171		(7,664)		23,557,710		(325,318,655)		6,261,156		6,389,911				¥ 29,974,413
Balance (in Shares) | shares					169,110,000	169,110,000															169,110,000	169,110,000
Net (loss) income													(15,738,687)				(561,372)				¥ (16,300,059)	$ (2,329,237)
Redesignation of ordinary shares	¥ 112,784				¥ (112,784)
Redesignation of ordinary shares (in Shares) | shares	169,110,000	169,110,000			(169,110,000)	(169,110,000)
Repurchase of Class A ordinary shares in exchange for Class B ordinary shares	¥ (39,380)		¥ 39,380
Repurchase of Class A ordinary shares in exchange for Class B ordinary shares (in Shares) | shares	(54,790,000)	(54,790,000)	54,790,000	54,790,000
Issuance of ordinary shares pursuant to private placements	¥ 250,125						35,184,250														35,434,375
Issuance of ordinary shares pursuant to private placements (in Shares) | shares	348,000,000	348,000,000
Share-based compensation							6,314,937		6,469												6,321,406
Appropriation of statutory reserves											16,271		(16,271)
Foreign currency translation adjustments															(1,290,943)						(1,290,943)	(184,602)
Balance at Dec. 31, 2025	¥ 323,529	$ 46,231	¥ 39,380	$ 5,479			360,478,358	$ 50,524,354	(1,195)	$ (150)	23,573,981	$ 3,318,034	(341,073,613)	$ (47,942,780)	4,970,213	$ 957,164	5,828,539	$ 833,470			54,139,192	7,741,802
Balance (in Shares) at Dec. 31, 2025 | shares	462,320,000	462,320,000	54,790,000	54,790,000															462,320,000	54,790,000
Balance (in Dollars)	¥ 323,529	$ 46,231	¥ 39,380	$ 5,479			¥ 360,478,358	$ 50,524,354	¥ (1,195)	$ (150)	¥ 23,573,981	$ 3,318,034	¥ (341,073,613)	$ (47,942,780)	¥ 4,970,213	$ 957,164	¥ 5,828,539	$ 833,470			¥ 54,139,192	$ 7,741,802
Balance (in Shares) | shares	462,320,000	462,320,000	54,790,000	54,790,000															462,320,000	54,790,000